EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Balance, beginning of period	$ 68,310
Additions, net of disposals1	3,036
Investment Accounted for Using Equity Method, Share of comprehensive income	1,009
Distributions received	(1,732)
Return of Capital	(121)
Foreign currency translation and other	1,677
Balance, end of period	$ 72,179